Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	As reported	Common Stock	Common Stock As reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-In Capital	Additional Paid-In Capital As reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) As reported	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit As reported	Non-Controlling Interest	Non-Controlling Interest As reported	Treasury Stock	Treasury Stock As reported	Treasury Stock Revision of Prior Period, Adjustment
Beginning balance (in shares) at Dec. 31, 2018					128,285,514	938,557	127,346,957											0	0	0
Beginning balance at Dec. 31, 2018		$ 898,026		$ 898,026	$ 13	$ 9	$ 4	$ 950,770	$ 950,774	$ (4)	$ (1,309)	$ (1,309)	$ (68,377)		$ (68,377)	$ 16,929	$ 16,929	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		1,822						1,822
Contributions related to acquisitions		200						200
Accounting Standards Update [Extensible Enumeration]			us-gaap:AccountingStandardsUpdate201104Member
Other comprehensive income (loss)	[1]	(16)									(16)
Distribution to non-controlling interest holder		(4,862)														(4,862)
Net income attributable to non-controlling interest		4,400														4,400
Net (loss) income		5,349											5,349
Ending balance (in shares) at Dec. 31, 2019					128,285,514													0
Ending balance at Dec. 31, 2019		904,919	$ (405)		$ 13			952,792			(1,325)		(63,028)	$ (405)		16,467		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		1,936						1,936
Other comprehensive income (loss)	[1]	(582)									(582)
Distribution to non-controlling interest holder		(4,453)														(4,453)
Net income attributable to non-controlling interest		5,073														5,073
Net (loss) income		(5,371)											(5,371)
Ending balance (in shares) at Dec. 31, 2020					128,285,514													0
Ending balance at Dec. 31, 2020		901,117			$ 13			954,728			(1,907)		(68,804)			17,087		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net proceeds from FAII in Business Combination (in shares)					25,512,254
Net proceeds from FAII in Business Combination		210,105			$ 3			210,102
Shares issued through PIPE investment (in shares)					30,000,000
Shares issued through PIPE investment		300,000			$ 3			299,997
Shares issued to Wilco Holdco Series A Preferred stockholders (in shares)					12,845,282
Shares issued to Wilco Holdco Series A Preferred stockholders		128,453			$ 1			128,452
Warrant liability recognized upon the closing of the Business Combination		(26,936)						(26,936)
Contingent common shares liability recognized upon the closing of the Business Combination		(220,500)						(220,500)
Share-based compensation		5,754						5,754
Other comprehensive income (loss)	[1]	1,935									1,935
Distribution to non-controlling interest holder		(6,298)														(6,298)
Net income attributable to non-controlling interest		(3,700)														(3,700)
Net (loss) income		$ (778,328)											(778,328)
Vesting of restricted shares related to converted ICUs (in shares)					691,232
Issuance of common stock upon vesting or exercise of equity awards (in shares)					105,473
Tax withholdings related to net share settlement of restricted stock awards (in shares)		30,000.00			(29,791)													29,791
Tax withholdings related to net share settlement of restricted stock awards		$ (95)																$ (95)
Ending balance (in shares) at Dec. 31, 2021					197,409,964													29,791
Ending balance at Dec. 31, 2021		$ 511,507			$ 20			$ 1,351,597			$ 28		$ (847,132)			$ 7,089		$ (95)

[1]	Other comprehensive income (loss) related to unrealized gain (loss) on interest rate swap